Stock-Based Compensation (Tables) - Vicarious Surgical US Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stock-Based Compensation (Tables) [Line Items]
Schedule of black-scholes option-pricing mode
	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Risk-free interest rate	1.11% – 1.13%	0.45% – 1.13%
Expected lives, in years	5.99 – 6.08	5.20 – 6.11
Dividend yield	—%	—%
Expected volatility	70.64% – 70.92%	69.66% – 71.02%
Fair value of Common Stock	$9.50	$6.26 – $9.50

	2020	2019
Risk-free interest rate	0.26% – 0.53%	1.44% – 1.87%
Expected lives, in years	5.00 – 6.08	5.07 – 6.13
Dividend yield	—%	—%
Expected volatility	67.45% – 70.36%	56.18% – 60.17%
Fair value of Common Stock	$1.34	$1.22

Schedule of total stock-based compensation expense
	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Research and development	$145	$60	$256	$133
Sales and marketing	21	0	36	(19)
General and administrative	203	21	333	44
Total	$369	$81	$625	$158

	2020	2019
Research and development	$335	$220
Sales and marketing	(6)	31
General and administrative	119	86
Total	$448	$336

Schedule of the option activity of the Plan
	Options	Exercise Price	Remaining Contractual Life (in Years)
Outstanding at January 1, 2021	2,695,482	$1.01	7.89
Granted	1,148,758	6.51	9.40
Exercised	(132,207)	0.84	3.86
Repurchased, cancelled, forfeited, or expired	(120,522)	2.39	—
Options vested and expected to vest at June 30, 2021	3,591,511	$2.73	8.07

	Options	Weighted-Average
		Exercise Price	Remaining Contractual Life (in Years)
Outstanding at January 1, 2019	1,407,669	$0.51	6.74
Granted	1,188,093	1.22	9.62
Exercised	(77,605)	0.39	5.57
Repurchased, cancelled, forfeited, or expired	(80,000)	0.73	—
Outstanding at January 1, 2020	2,438,157	$0.86	8.40
Granted	1,035,615	1.34	9.77
Exercised	(132,456)	0.32	3.07
Repurchased, cancelled, forfeited, or expired	(645,834)	1.10	—
Outstanding at December 31, 2020	2,695,482	$1.01	7.89
Options vested – December 31, 2020	1,178,984	$0.68	6.06
Options vested and expected to vest at December 31, 2020	2,695,482	$1.01	7.89

Schedule of shares of Common Stock for future issuance
	As of
	June 30, 2021	December 31, 2020
Common Stock options outstanding	3,592	2,695
Shares available for issuance under the Plan	699	1,728
Warrants	77	77
Class A shares	6,000	6,000
Convertible Preferred Stock outstanding	20,177	20,177
Convertible Preferred Stock available	1,395	1,395
Total shares of authorized Common Stock reserved for future issuance	31,940	32,072

	Year Ended December 31,
	2020	2019
Common Stock options outstanding	2,695	2,438
Shares available for issuance under the Plan	1,728	457
Warrants	77	—
Class A shares	6,000	6,000
Convertible Preferred Stock outstanding	20,177	16,034
Convertible Preferred Stock available	1,395	—
Total shares of authorized Common Stock reserved for future issuance	32,072	24,929